PREPAID FINANCING COSTS (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2017	Sep. 28, 2016
Deferred financing costs	$ 0
Synthesis Management Limited [Member]
Advanced for additional financing		$ 133,725
Advisory fees paid	214,344
Mr. Spyros Papadopoulos [Member]
Advisory fees paid	706,044
Mr. Spyros Papadopoulos [Member] | From August 8, 2016, through December 31, 2017 [Member]
Advisory fees paid	1,137,793
Synthesis Multi-Asset Architecture [Member]
Advisory fees paid	$ 217,406